INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Investments [Roll Forward]
Balance at beginning of period	€ 42,927	€ 34,663
Additions		1,285
Proportionate share of net profit for the period	6,175	6,896
Proportionate share of remeasurement of defined benefit plans	(15)	83
Balance at end of period	€ 49,087	€ 42,927